Segment information - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information
Total assets	SFr 452,507	SFr 530,039
Americas
Segment Reporting Information
Total assets	123,327	181,228
Asia Pacific
Segment Reporting Information
Total assets	35,992	53,292
EMEA
Segment Reporting Information
Total assets	74,240	93,767
Switzerland
Segment Reporting Information
Total assets	218,948	201,752
Operating Segments | Wealth Management
Segment Reporting Information
Total assets	86,484	120,524
Operating Segments | Swiss Bank
Segment Reporting Information
Total assets	183,724	197,303
Operating Segments | Asset Management
Segment Reporting Information
Total assets	1,626	3,091
Operating Segments | Non-core Legacy
Segment Reporting Information
Total assets	108,837	184,951
Corporate Center
Segment Reporting Information
Total assets	74,190	25,488
Adjustments
Segment Reporting Information
Total assets	SFr (2,354)	SFr (1,318)